INTANGIBLE ASSETS (Narrative) (Details) $ in Thousands	1 Months Ended
Jan. 18, 2019 CAD ($)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Percentage of discount price per kilogram of dried hemp flower	25.00%
Renewal term of agreement	5 years
Payments for intangible assets	$ 1,500
Transaction cost	$ 30